PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)
COMMON STOCKS - 95.1%	Shares	Value
Consumer Discretionary - 10.3%
Leisure Products - 1.3%
YETI Holdings, Inc. (a)	13,601	$ 558,321

Retail - Discretionary - 7.3%
O'Reilly Automotive, Inc. (a)	35,188	3,124,694

Specialty Retail - 1.7%
Valvoline, Inc. (a)	21,679	695,029

Consumer Staples - 5.6%
Food - 2.0%
McCormick & Company, Inc.	15,883	861,176

Household Products - 3.6%
Church & Dwight Company, Inc.	15,518	1,548,386

Energy - 2.3%
Oil & Gas Producers - 2.3%
Permian Resources Corporation - Class A	42,901	999,164

Financials - 6.1%
Asset Management - 2.7%
T. Rowe Price Group, Inc.	10,224	1,137,727

Institutional Financial Services - 3.4%
FactSet Research Systems, Inc.	4,656	1,459,889

Health Care - 9.5%
Medical Equipment & Devices - 9.5%
Bio-Techne Corporation	6,700	484,477
Mettler-Toledo International, Inc. (a)	1,721	2,418,246
ResMed, Inc.	4,838	1,161,604
		4,064,327

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 95.1% (Continued)	Shares	Value
Industrials - 32.9%
Electrical Equipment - 8.0%
AMETEK, Inc.	14,514	$ 3,413,257

Industrial Intermediate Products - 6.9%
RBC Bearings, Inc. (a)	5,979	2,955,181

Machinery - 9.0%
IDEX Corporation	10,041	2,295,774
Valmont Industries, Inc.	3,286	1,543,303
		3,839,077
Transportation & Logistics - 9.0%
Expeditors International of Washington, Inc.	20,173	3,825,809

Materials - 7.0%
Chemicals - 7.0%
Ecolab, Inc.	9,128	2,585,050
WD-40 Company	1,800	385,470
		2,970,520
Technology - 21.4%
Semiconductors - 6.4%
Lattice Semiconductor Corporation (a)	1,700	196,078
MACOM Technology Solutions Holdings, Inc. (a)	750	197,872
NXP Semiconductors N.V.	4,017	902,379
Silicon Laboratories, Inc. (a)	6,481	1,419,663
		2,715,992
Software - 9.5%
Agilysys, Inc. (a)	4,500	523,845
Dynatrace, Inc. (a)	26,471	1,445,052
Pegasystems, Inc.	31,272	1,151,122
Synopsys, Inc. (a)	2,116	930,173
		4,050,192
Technology Hardware - 3.7%
Fabrinet (a)	450	185,819
Trimble, Inc. (a)	23,276	1,395,163
		1,580,982

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 95.1% (Continued)	Shares	Value
Technology - 21.4% (Continued)
Technology Services - 1.8%
CoStar Group, Inc. (a)	23,961	$ 768,429

Total Common Stocks (Cost $12,918,055)		$ 40,568,152

EXCHANGE-TRADED FUNDS - 2.9%	Shares	Value
Health Care - 2.9%
Biotech & Pharma - 2.9%
State Street® SPDR® S&P® Biotech ETF (Cost $418,028)	7,577	$ 1,231,263

MONEY MARKET FUNDS - 2.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 3.56% (b) (Cost $846,323)	846,323	$ 846,323

Total Investments at Value - 100.0% (Cost $14,182,406)		$ 42,645,738

Liabilities in Excess of Other Assets - 0.0% (c)		(6,453)

Net Assets - 100.0%		$ 42,639,285

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2026.
(c)	Percentage rounds to less than 0.1%.